RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2023
Related party transactions [abstract]
Disclosure of remuneration of directors and other members of key management personnel [Table Text Block]
	2023	2022
	$	$

Directors fees	140,625	-
Salaries and benefits	1,215,625	490,000
Share-based compensation	1,694,284	2,602,803
Total remuneration of key management personnel	3,050,534	3,092,803